Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents	$ 5,098,420	$ 8,904,618
Restricted cash	203,779	401,110
Accounts and notes receivable, net	5,294,088	4,731,658
Short-term investment	60,994
Inventories, net	14,530,841	15,205,624
Current tax asset	98,471	95,993
Prepaid expenses and other current assets	1,307,040	1,128,798
Total current assets	26,655,003	30,481,933
Non-current assets
Property, plant and equipment, net	19,521,672	18,195,534
Intangible assets, net	5,138,437	5,331,343
Long-term investments	344,876	195,555
Right-of-use assets	5,421,236	6,938,482
Deferred tax assets	492,221	1,149,249
Prepayment and other non-current assets	1,007,586	1,084,924
Total non-current assets	31,926,028	32,895,087
Total assets	58,581,031	63,377,020
Current liabilities
Short-term bank loans	15,265,739	14,236,270
Accounts payable	1,500,927	1,216,287
Lease liabilities	2,060,022	2,172,368
Current tax liability	126,332	301,595
Accrued expenses and other current liabilities	3,040,716	3,161,258
Total current liabilities	22,113,495	21,363,245
Non-current liabilities
Long-term bank loan	9,446,467	8,597,848
Lease liabilities	3,911,466	5,255,281
Deferred tax liability	111,329	663,411
Defined benefit plan liability, net		4,822
Total non-current liabilities	13,469,262	14,521,362
Total liabilities	35,582,757	35,884,607
COMMITMENTS AND CONTINGENCIES (Note 16)
SHAREHOLDERS’ EQUITY
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 37,749,381 issued and outstanding as of December 31, 2024; par value of US$0.33 per share; 100,000,000 shares authorized, 54,554,395 shares issued and outstanding as of December 31, 2023)	3,775	17,951,198
Additional paid in capital	22,246,969	4,443,095
Retained earnings	3,054,350	6,310,293
Accumulated other comprehensive loss	(2,471,137)	(1,212,173)
Total FST Corp. shareholders’ equity	22,833,957	27,492,413
Non-controlling interest	164,317
Total equity	22,998,274	27,492,413
Total liabilities and shareholders’ equity	58,581,031	63,377,020
Related Party
Current assets
Amounts due from related parties	61,370	14,132
Current liabilities
Amounts due to related parties	$ 119,759	$ 275,467